(Loss) Earnings Per Share (Schedule of Calculation of Basic and Diluted (loss) Earnings Per Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net (loss) income attributable to common stockholders, Basic	$ (1,536.0)	$ 34.4	$ (68.3)
Net (loss) income attributable to common stockholders, Diluted	$ (1,536.0)	$ 34.4	$ (68.3)
Weighted-average shares outstanding, diluted	229.9	226.9	223.9
Incremental Common Shares Attributable to Share-based Payment Arrangements	0	1.2	0
Common stock related to acquisitions (in shares)	0	2.1	0
Total shares, Basic	229.9	226.9	223.9
Total shares, Diluted	229.9	230.2	223.9
(Loss) earnings per share, Basic	$ (6.68)	$ 0.15	$ (0.31)
(Loss) earnings per share, Diluted	$ (6.68)	$ 0.15	$ (0.31)